Related Party Transactions (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020
Related Party Transactions (Details) [Line Items]
Other Payables to Broker-Dealers and Clearing Organizations	$ 10,561		$ 6,279
Other payable of related party	12,000		26,570
Zhiyuan Investment Group [Member]
Related Party Transactions (Details) [Line Items]
Amount due from Zhiyuan Investment Group	$ 384,331		$ 484,331
Allowance for doubtful accounts, percentage	10.00%		10.00%
Allowance for doubtful accounts recovered	$ 10,000	$ 37,250	$ 41,341